Fair Value Measurements (Tables)	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Summary of Assets That Are Measured at Fair Value on a Recurring Basis

	Description	Level	Fair Value
September 30, 2023	Marketable securities	1	$49,992,699
December 31, 2022	Marketable securities	1	$234,716,046

	Description	Level	Fair Value
December 31, 2022	Marketable securities	1	$234,716,046
December 31, 2021	Marketable securities	1	$232,320,844

Summary of Liabilities Measured at Fair Value on a Recurring Basis

December 31, 2023	Level 1	Level 2	Level 3	Total
Liabilities:
Forward Purchase Agreement put option liability	$-	$-	$42,256	$42,256
Public Warrants	1,048	-	-	$1,048
Private Placement Warrants	-	-	869	$869
Total liabilities	$1,048	$-	$43,125	$44,173

March 31, 2023	Level 1	Level 2	Level 3	Total
Liabilities:
Forward Purchase Agreement put option liability	$-	$-	$-	$-
Public Warrants	-	-	-	$-
Private Placement Warrants	-	-	-	$-
Total liabilities	$-	$-	$-	$-

September 30, 2023	Level 1	Level 2	Level 3	Total
Liabilities:
Public Warrants	$564,650	$-	$-	$564,650
Private Placement Warrants	-	436,990	-	436,990
Total liabilities	$564,650	$436,990	$-	$1,001,640

December 31, 2022	Level 1	Level 2	Level 3	Total
Liabilities:
Public Warrants	$346,150	$-	$-	$346,150
Private Placement Warrants	-	267,890	-	267,890
Total liabilities	$346,150	$267,890	$-	$614,040

December 31, 2022	Level 1	Level 2	Level 3	Total
Liabilities:
Public Warrants	$346,150	$-	$-	$346,150
Private Placement Warrants	-	267,890	-	267,890
Total liabilities	$346,150	$267,890	$-	$614,040

December 31, 2021	Level 1	Level 2	Level 3	Total
Liabilities:
Public Warrants	$6,900,000	$-	$-	$6,900,000
Private Placement Warrants	-	5,340,000	-	5,340,000
Total liabilities	$6,900,000	$5,340,000	$-	$12,240,000

Summary of The Changes In The Fair Value of Derivative Warrant Liabilities

	Forward Purchase Agreement Put Option Liability	Public Warrant Liability	Private Placement Liability	Total
Fair value at April 1, 2023	$-	$-	$-	$-
Warrants and Forward Purchase Agreement put option liability acquired as part of Business Combination as at November 6, 2023	25,009	1,513	1,256	27,778
Change in fair value (gain) / loss	17,247	(465)	(387)	16,395
Fair value as of December 31, 2023	$42,256	$1,048	$869	$44,173

	Public Warrant Liability	Public Warrant Liability	Total
Fair value at January 1, 2023	$346,150	$267,890	$614,040
Change in fair value (loss)	218,500	169,100	387,600
Fair value as of September 30, 2023	$564,650	$436,990	$1,001,640

	Public	Private
	Warrant	Warrant
	Liability	Liability	Total
Fair value at October 22, 2021	$5,030,000	$4,024,000	$9,054,000
Change in fair value	1,870,000	1,316,000	3,186,000
Fair value as of December 31, 2021	6,900,000	5,340,000	12,240,000
Change in fair value	(6,553,850)	(5,072,110)	(11,625,960)
Fair value as of December 31, 2022	$346,150	$267,890	$614,040

Forward Purchase Agreement Put Option Liability [Member]
Class of Warrant or Right [Line Items]
Schedule of derivative contract assumptions

Term (years)	0.85
Risk-free interest rate	4.93%
Volatility	48.6%
Stock price at measurement date	$2.50

Private Warrants Liability [Member]
Class of Warrant or Right [Line Items]
Schedule of derivative contract assumptions

Term (years)	4.85
Risk-free interest rate	3.85%
Volatility	38.2%
Stock price at measurement date	$2.50